Expense Example - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Small Cap Stock Fund - Fidelity Small Cap Stock Fund
Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966